Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP 007
EBP, Description of Plan
EBP, Description of Plan	Description of the Plan
The Donaldson Company, Inc. Retirement Savings and Employee Stock Ownership Plan (the Plan) is a defined contribution plan sponsored and administered by Donaldson Company, Inc. (the Company). The Plan is subject to the applicable provisions of the Employee Retirement Income Security Act of 1974, as amended (ERISA). Fidelity Management Trust Company (the Trustee) is the Plan’s trustee and record keeper.
The following description of the Plan is provided for general information purposes only. Participants should refer to the Plan document for a more complete description of the Plan’s provisions. The Board of Directors and Company management may amend or modify the Plan.
Eligibility
Full-time and part-time employees are eligible to participate in the Plan upon employment, as defined by the Plan. Employees covered by a labor agreement are not eligible for employer contributions unless their labor agreement and the Plan provide for it. As of January 1, 2024, all employees covered by labor agreements are eligible for employer contributions.
Contributions
Participants may contribute up to 50% of their annual compensation through pre-tax 401(k) contributions or after-tax Roth 401(k) contributions, as defined by the Plan. Participants may also contribute amounts representing rollover distributions from other qualified retirement plans. Participants over age 50 may contribute an additional catch-up contribution. Employees who are not covered by a collective bargaining agreement are automatically enrolled at a 3% pre-tax 401(k) employee contribution 45 days after they become eligible unless they proactively opt out of the Plan or choose a different percentage amount for their contribution. As of January 1, 2024, all employees covered by a collective bargaining agreement are automatically enrolled under the same terms.
Information about employer contributions made to eligible participants is as follows:

Participant Group	Employer Contribution	Contribution Paid	Investment Allocation	Vesting	Employer Contributions For the Year Ended December 31, 2025
All eligible participants as defined by the Plan	100% of the first 3% and 50% of the next 2% of compensation contributed by the participant	Each pay period	The match is invested 50% in the Company's Common Stock Fund and 50% in the participants directed investment elections.	Immediate	$12,857,573
All eligible participants as defined by the Plan receive an additional annual retirement contribution	3% of participant’s compensation	After Plan year-end	100% in the participant's directed investment elections	3 years of vesting service	9,378,842
Total employer contributions					$22,236,415
Participant Accounts
Participants direct the investment of their contributions into various investment options offered by the Plan. If a participant does not allocate their contributions, the contributions are placed in the age appropriate State Street Target Retirement Fund. The participant may directly invest up to 15% of their contributions in the Company’s Common Stock Fund. Employer contributions invested directly in the Company’s Common Stock Fund may be transferred by participants to one or more of the other investment options available under the Plan at any time. Each participant’s account is credited with their contributions, including rollover contributions, employer contributions and investment earnings. Allocation of investment earnings is based on the value of the participant’s account at the close of each day.
Participants may not transfer funds from their existing portfolio account balance into the Company’s Common Stock Fund once their Company’s Common Stock Fund reaches 15% of their total portfolio account. A participant may change the allocation of contributions to various investment options offered by the Plan daily.
Vesting
Participants are 100% vested in their accounts at all times.
Forfeited Accounts
Forfeited non-vested accounts may be used to restore accounts for rehired participants, reduce employer contributions or reduce Plan administrative expenses. Forfeited non-vested amounts are Plan assets and are classified as investments on the Statements of Net Assets Available for Benefits. As of December 31, 2025 and 2024, there was $321,198 and $234,843, respectively, available in forfeited non-vested accounts. For the year ended December 31, 2025, $318,992 in forfeitures were used to reduce employer contributions. For the year ended December 31, 2025, forfeitures were also used to reduce administrative expenses by $90,202.
Payment of Benefits
Upon termination of employment, disability or termination of the Plan, a participant or designated beneficiary may receive the participant’s account balance in a lump-sum payment. If the participant’s termination is considered a retirement, as defined in the Plan document, a participant or designated beneficiary can receive a partial distribution. Hardship withdrawals, as defined in the Plan document, are allowed at any time, subject to approval by the Company. Distributions are permitted while the participants are employed by the Company once the participant has reached age 59-1/2. Required minimum distributions start at ages 70-1/2, 72, 73 or 75 depending on birth year.
Notes Receivable from Participants
Participants may borrow up to 50% of their participant contribution account balance or $50,000, whichever is less. Employer contributions are not available for loans. Loans must be repaid by the participant within five years, unless the loan is used to acquire the participant’s primary residence, in which case the term may not exceed 10 years. The loan interest is 1% over the prime lending rate on the first day of the Plan year (January 1) coinciding with the year in which the loan is granted. Interest rates on outstanding loans as of December 31, 2025 and 2024 ranged from 4.25% to 9.50%. Loans mature at various dates through August 2035 and are generally repaid through payroll deductions.
Plan Termination
Although it has not expressed any intention to do so, the Company has the right under the Plan to discontinue its contributions at any time and to terminate the Plan subject to the provisions set forth in ERISA. In the event that the Plan is terminated, participants would become 100% vested in their accounts.